Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Agreements with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2024:

	RMB	US$
	(In millions)
2025	667	91
2026	259	35
2027	73	10
2028	10	1
2029	6	1
Thereafter	16	2

	1,031	140

Future Minimum Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2024:

	RMB	US$
	(In millions)
2025	9,275	1,271
2026	4,900	671
2027	2,256	309
2028	1,355	186
2029	423	58
Thereafter	75	10

	18,284	2,505